Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		6,938,675
Redeemable convertible preferred shares, shares issued		5,540,254
Redeemable convertible preferred shares, shares outstanding		5,540,254
Ordinary shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Ordinary shares, authorized shares	130,000,000	53,196,505
Ordinary shares, outstanding shares	63,016,856	9,272,428
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		9,251,566
Redeemable convertible preferred shares, shares issued		7,780,937
Redeemable convertible preferred shares, shares outstanding		7,780,937
Series A-1 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		6,938,675
Redeemable convertible preferred shares, shares issued		5,460,043
Redeemable convertible preferred shares, shares outstanding		5,460,043
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		12,258,325
Redeemable convertible preferred shares, shares issued		10,863,143
Redeemable convertible preferred shares, shares outstanding		10,863,143
Series B-1 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		4,625,783
Redeemable convertible preferred shares, shares issued		4,144,887
Redeemable convertible preferred shares, shares outstanding		4,144,887
Series B-2 redeemable convertible preferred shares
Redeemable convertible preferred shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Redeemable convertible preferred shares, shares authorized		1,619,024
Redeemable convertible preferred shares, shares issued		71,977
Redeemable convertible preferred shares, shares outstanding		71,977